TAXES ON INCOME	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
TAXES ON INCOME
NOTE 19:-	TAXES ON INCOME

a.	Tax rates applicable to the income of the Group companies:

1.	Companies in Israel:

The Israeli corporate income tax rate was 23% in 2023 and 2022.

The deferred taxes are computed at the average tax rate of 23% (2022 – 23%), based on the tax rates that are expected to apply upon realization.

2.	Foreign subsidiaries:

The principal tax rates applicable to the major subsidiaries whose place of incorporation is outside Israel are:

The U.S. - tax at the rate of 21%.
Germany - tax at the rate of 31.4%.

b.	Taxes on income included in the statements of comprehensive income:

	Year ended December 31,
	2023	2022	2021

Current taxes	552	749	236
Deferred taxes	409	341	259
Taxes in respect of prior yearsa	(70)	7	(40)

	891	1,097	455

c.	Deferred tax assets (liabilities):

Composition and changes in deferred taxes, as presented in the consolidated balance sheet, are as follows:

	Fixed and intangible assets	Employee benefit liabilities	Short term investments	Carry- forward tax losses	Total

Balance at January 1, 2022	(4,006)	824	-	3,916	734

Amount included in statement of comprehensive income	498	(122)	-	(875)	(*)(499)
Currency translation differences	443	(90)	-	(416)	(63)

Balance at December 31, 2022	(3,065)	612	-	2,625	172

Amount included in statement of comprehensive income	55	39	(192)	(320)	(418)
Currency translation differences	91	(19)	(3)	(81)	(12)

Balance at December 31, 2023	(2,919)	632	(195)	2,224	(258)

(*)	$159 presented in other comprehensive income.

d.	The deferred taxes are reflected in the balance sheet as follows:

	December 31,
	2023	2022

Non-current assets	2,055	2,872
Non-current liabilities	2,313	2,700

	(258)	172

e.	A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense is as follows:

	Year ended December 31,
	2023	2022	2021

Income (loss) before taxes on income	(5,964)	1,312	(13,469)

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	(1,372)	302	(3,098)

Increase (decrease) in taxes resulting from:
Taxes in respect of previous years	(70)	7	(40)
Tax adjustment in respect of inflation in Israel	-	-	(2)
Non-deductible expenses (non-taxable income)	406	(1,699)	2,613
Different tax rates	63	60	24
Loss for which deferred taxes were not recognized	1,864	2,234	926
Utilization of previously unrecognized capital gain	-	-	32
Capital losses for which deferred taxes were not recognized	-	193	-

Total tax expenses reported in the consolidated statements of comprehensive income	891	1,097	455

f.	Carry forward tax losses:

The carry forward losses for tax purposes as of December 31, 2023 amount to NIS 227,833,000 ($62,816) (2022 – NIS 236,130,000 ($67,102), 2021 – NIS 249,552,000 ($80,242)) in Israel (which may be carried forward indefinitely) and EUR 29,387,000 ($32,503) (2022 – EUR 22,212,000 ($23,689), 2021 – EUR 17,026,000 ($19,270)) in Europe. In the U.S., SHL USA has federal and state net operating losses and credits of $15,337 (2022 - $10,716, 2021 - $8,866), which expire at various times.

Deferred tax assets in the amount of $23,938 (2022 - $21,113) relating to carry forward tax losses as described above, and deductible temporary differences, are not included in the consolidated financial statements as management presently believes that it is not probable that these deferred taxes will be realized in the foreseeable future.

g.	The expiry dates for carry forward tax losses which are not recognized are as follows:

	Year ended December 31,
	2023	2022

First year	37	24
Second year	762	229
Third year	413	126
Fourth year	153	52
Fifth year	959	281
Sixth - Fifteen	4,891	1,280
Unlimited	93,771	87,278

	100,986	89,270